Related-party transactions (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Supervisory Board aggregate compensation	€ 300,000	€ 200,000	€ 300,000